Pension Schemes - Amounts Recognised in Statement of Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains and losses arising during the year:
Experience gains on scheme liabilities	£ 47	£ 17	£ 6
Experience gains/(losses) on scheme assets	426	470	(273)
Actuarial (losses)/gains on defined benefit pension schemes	(118)	(124)	(91)
Net cumulative losses at start of year	(828)	(704)	(613)
Net cumulative losses at end of year	(946)	(828)	(704)
Discount rates [member]
Gains and losses arising during the year:
Actuarial (loss)/gain on financial assumptions	(671)	(743)	242
Inflation [member]
Gains and losses arising during the year:
Actuarial (loss)/gain on financial assumptions	127	142
Other actuarial assumptions [member]
Gains and losses arising during the year:
Actuarial (loss)/gain on financial assumptions	£ (47)	£ (10)	£ (66)